Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement of Comprehensive Income [Abstract]
Unrecognized prior service cost, taxes		$ 624
Reclassification adjustment for net losses included in net income, taxes	$ 197